Cover	Jan. 20, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 20, 2026
Current Fiscal Year End Date	--03-31
Entity File Number	001-43061
Entity Registrant Name	X3 Acquisition Corp. Ltd.
Entity Central Index Key	0002083493
Entity Tax Identification Number	98-1877158
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	3033 Excelsior Blvd
Entity Address, Address Line Two	Suite 343
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55416
City Area Code	612
Local Phone Number	457-0070
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	XCBEU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	XCBE
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one Class A ordinary share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share
Trading Symbol	XCBEW
Security Exchange Name	NASDAQ